NOTES PAYABLE (Tables)	12 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE

Notes payables consist of the following:

	As of March 31,
	2023	2022
American Pacific Bancorp, Inc. – Linden building	$5,594,253	$-
American Pacific Bancorp, Inc. – Revolving Note	1,530,569	-
Unamortized discount and deferred financing costs	(202,779)	-
	$6,922,043	$-